Property, Plant and Equipment - Changes to the Net Book Value (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance				$ 302,700,000	$ 314,600,000
Additions				94,900,000	77,200,000
Acquisitions through business combinations (note 3)					1,100,000
Depreciation				(67,600,000)	(66,200,000)
Write down of assets and other disposals				(5,500,000)	(23,700,000)
Foreign exchange and other				(600,000)	(300,000)
Property, plant and equipment, ending balance	$ 323,900,000		$ 302,700,000	323,900,000	302,700,000	$ 314,600,000
Impairment relating to write-down of equipment	0		0		21,200,000	12,200,000
Assets recognized under finance leases	7,300,000		8,200,000	7,300,000	8,200,000
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance				10,900,000	10,700,000
Additions				0	0
Acquisitions through business combinations (note 3)					0
Depreciation				0	0
Write down of assets and other disposals				0	0
Foreign exchange and other				200,000	200,000
Property, plant and equipment, ending balance	11,100,000		10,900,000	11,100,000	10,900,000	10,700,000
Buildings including improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance				140,100,000	141,700,000
Additions				22,800,000	21,500,000
Acquisitions through business combinations (note 3)					0
Depreciation				(21,300,000)	(19,900,000)
Write down of assets and other disposals				(200,000)	(3,400,000)
Foreign exchange and other				200,000	200,000
Property, plant and equipment, ending balance	141,600,000		140,100,000	141,600,000	140,100,000	141,700,000
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance				151,700,000	162,200,000
Additions				72,100,000	55,700,000
Acquisitions through business combinations (note 3)					1,100,000
Depreciation				(46,300,000)	(46,300,000)
Write down of assets and other disposals				(5,300,000)	(20,300,000)
Foreign exchange and other				(1,000,000)	(700,000)
Property, plant and equipment, ending balance	171,200,000		$ 151,700,000	171,200,000	$ 151,700,000	$ 162,200,000
Solar panel manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, ending balance	$ 4,800,000			$ 4,800,000
Impairment relating to write-down of equipment		$ 5,200,000